LOAN FROM THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
LOAN FROM THIRD PARTIES
Schedule of Loan From Third Parties

	As of December 31,
	2019	2018
Principle of loan from third parties	$—	$2,185,569
Accrued interest payable	—	67,303
Total	$—	$2,252,872